Appendix 3 Associates and Joint Ventures - Summary of Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Portfolio company
Taxpayer ID No.	96.806.130-5	96.806.130-5
Company	Electrogas S.A.	Electrogas S.A.
Currency	U.S. dollar	U.S. dollar
Indirect		42.50%
Total		42.50%
Type of Relationship	Associate
Country	Chile
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Promotion of liquefied natural gas supply project
Taxpayer ID No.	76.418.940-K	76.418.940-K
Company	GNL Chile S.A.	GNL Chile S.A.
Currency	U.S. dollar	U.S. dollar
Indirect	33.33%	33.33%
Total	33.33%	33.33%
Type of Relationship	Associate
Country	Chile
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Development and operation of a hydroelectric plant
Taxpayer ID No.	76.652.400-1	76.652.400-1
Company	Centrales Hidroeléctricas De Aysén S.A.	Centrales Hidroeléctricas De Aysén S.A.
Currency	Chilean peso	Chilean peso
Indirect	51.00%	51.00%
Total	51.00%	51.00%
Type of Relationship	Joint venture
Country	Chile
Aysen Transmision S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Development and operation of a hydroelectric plant
Taxpayer ID No.	76.041.891-9
Company	Aysén Transmisión S.A.
Currency	Chilean peso
Indirect	51.00%	51.00%
Total	51.00%	51.00%
Type of Relationship	Joint venture
Country	Chile
Aysen Energia S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Development and operation of a hydroelectric plant
Taxpayer ID No.	76.091.595-5
Company	Aysén Energía S.A.
Currency	Chilean peso
Indirect	51.00%	51.00%
Total	51.00%	51.00%
Type of Relationship	Joint venture
Country	Chile
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Electric energy transportation and distribution
Taxpayer ID No.	77.017.930-0	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.	Transmisora Eléctrica de Quillota Ltda.
Currency	Chilean peso	Chilean peso
Indirect	50.00%	50.00%
Total	50.00%	50.00%
Type of Relationship	Joint venture
Country	Chile